Share of associates and joint ventures' profit (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of associates [line items]
Profit (loss) before taxation	$ 77	$ 407	$ 489
Taxation	$ (32)	$ (94)	$ (173)